OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Other Expense [Abstract]
Disclosure of detailed information about other operating expense

For the years ended December 31,	2018	2017
Change in provisions (i)	$12.9	$(26.6)
Write-down of other assets	25.6	13.4
Gain on sale of subsidiaries (Note 6)	(73.7)	—
Business transaction costs	7.2	2.9
Gain on sale of other assets	(3.6)	(5.2)
Mark-to-market gain on deferred share compensation	—	(1.7)
Net mark-to-market loss on investments	9.8	2.5
Reorganization costs	10.1	4.8
Other expenses (ii)	2.3	33.5
Other operating (income) expenses, net	$(9.3)	$23.6

(i)	Amount represents the recording (reversal) of certain existing provisions based on management's best estimate of the likely outcome.

(ii)
In 2017, other expenses included $9.4 million related to standby costs incurred during El Peñón's suspension of operations associated with the collective bargaining negotiation, and $5.1 million due to business interruption costs at MRDM.

Disclosure of detailed information about Other (income) costs, net

For the years ended December 31,	2018	2017 (Restated) (i)
Finance income	$(2.6)	$(3.4)
Unrealized (gain) loss on derivatives	(9.4)	9.3
Net foreign exchange loss	9.5	15.0
Other (income) costs, net	$(2.5)	$20.9

(i)
The Company has initially applied IFRS 9 at January 1, 2018. Under the transition method chosen, comparative information has been restated for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.